SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses(income):
Sales and marketing	$ 72,294,911	$ 93,067,159	$ 75,594,663
General and administrative	59,290,266	67,293,891	55,632,109
Research and development	43,905,312	52,575,143	46,452,032
Other operating expense (income)	(16,919,975)	(11,870,403)	(45,885,044)
Total operating expenses	158,570,514	201,065,790	334,550,499
Income (loss) from operations	29,303,330	8,217,495	(221,445,399)
Non-operating income(expense):
Interest income	2,875,075	5,009,687	8,443,153
Interest expense	(43,417,785)	(49,015,802)	(52,108,491)
Foreign exchange loss	(2,136,980)	(27,009,411)	(367,936)
Gains (losses) on derivative, net	(6,030,915)	6,057,941	$ 633,964
Gains on repurchase of convertible notes	13,693,269	7,048,188
Fair value change of warrant liability	1,312,500	7,455,000	$ 3,202,500
Income (loss) before income taxes and equity in earnings of subsidiaries	(4,401,506)	(33,983,673)	(261,642,209)
Income tax benefit	(673,616)	349,880	2,722,715
Net loss attributed to ReneSola Ltd	(5,075,122)	(33,630,021)	(258,915,539)
RENESOLA LTD [Member]
Operating expenses(income):
Sales and marketing	40,469	71,669	63,095
General and administrative	$ 2,745,035	4,180,518	4,071,692
Research and development		9,189	27,608
Other operating expense (income)		(2,582,694)	30
Total operating expenses	$ 2,785,504	1,678,682	4,162,425
Income (loss) from operations	(2,785,504)	(1,678,682)	(4,162,425)
Non-operating income(expense):
Interest income	194	228	440
Interest expense	(3,361,077)	(5,631,282)	(6,005,030)
Foreign exchange loss	(76,586)	(26,628)	905
Gains (losses) on derivative, net	7,784,352	7,202,205	$ (1,045,925)
Gains on repurchase of convertible notes	13,693,269	7,048,188
Fair value change of warrant liability	1,312,500	7,455,000	$ 3,202,500
Income (loss) before income taxes and equity in earnings of subsidiaries	$ 16,567,148	$ 14,369,029	$ (8,009,535)
Income tax benefit
Equity in losses of subsidiaries	$ (21,642,270)	$ (47,999,050)	$ (250,906,004)
Net loss attributed to ReneSola Ltd	$ (5,075,122)	$ (33,630,021)	$ (258,915,539)